Equity	12 Months Ended
Feb. 24, 2023
Equity [Abstract]
Capital Structure	CAPITAL STRUCTURE
Terms of Class A Common Stock and Class B Common Stock
The holders of common stock are generally entitled to vote as a single class on all matters upon which shareholders have a right to vote, subject to the requirements of applicable laws and the rights of any outstanding series of preferred stock to vote as a separate class. Each share of Class A Common Stock entitles its holder to one vote, and each share of Class B Common Stock entitles its holder to 10 votes. Each share of Class B Common Stock is convertible into a share of Class A Common Stock on a one-for-one basis (i) at the option of the holder at any time, (ii) upon transfer to a person or entity which is not a Permitted Transferee (as defined in our Second Restated Articles of Incorporation, as amended), (iii) with respect to shares of Class B Common Stock acquired after February 20, 1998, at such time as a corporation, partnership, limited liability company, trust or charitable organization holding such shares ceases to be controlled or owned 100% by Permitted Transferees and (iv) on the date on which the number of shares of Class B Common Stock outstanding is less than 15% of all of the then outstanding shares of common stock (calculated without regard to voting rights).
Except for the voting and conversion features described above, the terms of Class A Common Stock and Class B Common Stock are generally similar. That is, the holders are entitled to equal dividends when declared by our Board of Directors and generally will receive the same per share consideration in the event of a merger and be treated on an equal per share basis in the event of a liquidation or winding up of Steelcase Inc. In addition, we are not entitled to issue additional shares of Class B Common Stock, or issue options, rights or warrants to subscribe for additional shares of Class B Common Stock, except that we may make a pro rata offer to all holders of common stock of rights to purchase additional shares of the class of common stock held by them, and any dividend payable in common stock will be paid in the form of Class A Common Stock to Class A holders and Class B Common Stock to Class B holders. Neither class of stock may be split, divided or combined unless the other class is proportionally split, divided or combined.
Preferred Stock
Our Second Restated Articles of Incorporation, as amended, authorize our Board of Directors, without any vote or action by our shareholders, to create one or more series of preferred stock up to the limit of our authorized but unissued shares of preferred stock and to fix the designations, preferences, rights, qualifications, limitations and restrictions thereof, including the voting rights, dividend rights, dividend rate, conversion rights, terms of redemption (including sinking fund provisions), redemption price or prices, liquidation preferences and the number of shares constituting any series.
Share Repurchases and Conversions
The 2023 and 2022 activity for share repurchases is as follows (share data in millions):

Share Repurchases	Year ended
	February 24, 2023		February 25, 2022
	Total number of shares	Price Paid	Total number of shares	Price Paid
Class A Common Stock	0.4	$3.9	4.1	$55.2
Class B Common Stock	—	$—	—	$—
During 2023 and 2022, 4.5 million and 1.3 million shares of our Class B Common Stock were converted to Class A Common Stock, respectively.